CONCENTRATIONS AND RISKS (Tables)	6 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS

The following table sets forth information as to each customer that accounted for 10% or more of net revenue:

	Six months ended March 31,
	2026		2025
Customer	Amount	%	Amount		%
Customer A	$381,528	20%	$	*	*
Customer B	*	*		101,207	29%
Customer C	*	*		92,299	27%
Customer D	*	*		91,172	26%
Total	$381,528	20%		$284,678	82%

The following table sets forth information as to each customer that accounted for 10% or more of total gross accounts receivable:

	March 31, 2026		September 30, 2025
	(Unaudited)
Customer	Amount	% of Total	Amount	% of Total
Customer D	$139,662	26%	$176,534	83%
Customer A	85,532	16%	*	*
Customer E	74,174	14%	*	*
Customer B	*	*	24,344	11%
Total	$299,368	56%	$200,878	94%

(b) Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of purchase for the six months ended March 31, 2026:

	Six months ended March 31,
	2026		2025
Supplier	Amount	%	Amount		%
Supplier A	$134,914	31%	$	*	*
Supplier B	63,255	14%		*	*
Supplier C	53,273	12%		*	*
Supplier D	*	*		49,589	35%
Supplier E	*	*		27,802	20%
Supplier F	*	*		18,814	13%
Total	$251,442	57%		$96,205	68%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable:

	March 31, 2026		September 30, 2025
	(Unaudited)
Supplier	Amount	% of Total	Amount		% of Total
Supplier A	$23,915	31%	$	*	*
Supplier G	18,121	24%		17,559	51%
Supplier H	13,772	18%		13,345	39%
Supplier C	10,275	13%		*	*
Supplier F	*	*		3,286	10%
Total	$66,083	86%		$34,190	100%